INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2023	1,492	21,642	550	1,694	25,378
Additions	—	3,415	94	9	3,518
Deductions	(18)	(4,489)	—	—	(4,507)
Reclassifications/translations	—	(37)	3	—	(34)
Balance, December 31, 2024	1,474	20,531	647	1,703	24,355
Accumulated amortization and impairment losses:
Balance, December 31, 2023	(405)	(15,034)	(200)	(1,008)	(16,647)
Amortization	—	(2,515)	(76)	(71)	(2,662)
Impairment	(77)	—	—	—	(77)
Deductions	11	4,472	—	—	4,483
Reclassifications/translations	—	(9)	(1)	—	(10)
Balance, December 31, 2024	(471)	(13,086)	(277)	(1,079)	(14,913)
Net book value	1,003	7,445	370	624	9,442

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2024	1,474	20,531	647	1,703	24,355
Additions	—	2,878	68	16	2,962
Deductions	—	(8)	(1)	(3)	(12)
Reclassifications/translations	(85)	196	11	(2)	120
Balance, December 31, 2025	1,389	23,597	725	1,714	27,425
Accumulated amortization:
Balance, December 31, 2024	(471)	(13,086)	(277)	(1,079)	(14,913)
Amortization	—	(2,906)	(94)	(72)	(3,072)
Deductions	—	7	—	—	7
Reclassifications/translations	4	(218)	1	3	(210)
Balance, December 31, 2025	(467)	(16,203)	(370)	(1,148)	(18,188)
Net book value	922	7,394	355	566	9,237

(i)	Goodwill resulted from the acquisition by Mitratel, Metranet, Sigma, TDE, Telkomsat, and Metra amounted to Rp467 billion, Rp220 billion, Rp78 billion, Rp77 billion, Rp68 billion, and Rp12 billion, respectively.
(ii)	The remaining amortization periods of software for the years ended December 31, 2023, 2024, and 2025 are from 1 to 6 years, respectively. The amortization expense is presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iii)	As of December 31, 2024 and 2025, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp8,345 billion and Rp10,664 billion, respectively.